CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)		Total	Common Stock [Member]	Common Stock Subscribed [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011		$ 345,850	$ 2,000		$ 1,052,159	$ (708,309)
Balance, shares at Dec. 31, 2011	[1]		20,000,000
Issuance of shares upon exercise of stock options		800	900		(100)
Issuance of shares upon exercise of stock options, shares		4,000,000	9,000,000
Issuance of shares to settle liabilities
Debt forgiven by related parties
Issuance of shares for cash		100	100
Issuance of shares for cash, shares			1,000,000
Stock issued upon reverse merger
Redemption of common stock		(1,950)	(1,950)
Redemption of common stock, shares			(19,500,000)
Additional contributed capital		(262,854)			(262,854)
Recapitalization		1,450	(900)		850	1,500
Recapitalization, shares			(9,000,000)
Net (loss)/income		192,313				192,313
Balance at Dec. 31, 2012	[1]	275,709	150		790,055	(514,496)
Balance, shares at Dec. 31, 2012	[1]	1,500,000	1,500,000
Issuance of shares upon exercise of stock options, shares		0
Issuance of shares to settle liabilities		115,097	46		115,051
Issuance of shares to settle liabilities, shares		460,390	460,390
Debt forgiven by related parties		128,456			128,456
Issuance of shares for cash			191	(515,000)	514,809
Issuance of shares for cash, shares			1,910,000
Common stock subscribed		515,000		515,000
Stock issued upon reverse merger		199,180	15,675		183,507
Stock issued upon reverse merger, shares			156,752,899
Net (loss)/income		(976,238)				(976,238)
Balance at Dec. 31, 2013		$ 257,206	$ 16,062		$ 1,731,878	$ (1,490,734)
Balance, shares at Dec. 31, 2013	[1]	160,623,289	160,623,289

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.